Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets
		(In thousands)
As of March 31, 2023	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$416	$208	$208
Talent acquisition	2 – 3 years	1,054	603	451
Intangible assets, net		$1,470	$811	$659
		(In thousands)
As of December 31, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848

As of December 31, 2022	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$377	$175	$202
Talent acquisition	2 – 3 years	1,201	555	646
Intangible assets, net		$1,578	$730	$848
As of December 31, 2021	Useful Life	(in thousands)
		Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602
Intangible assets, net		$1,864	$1,126	$738

Schedule of Estimated Future Amortization of Intangible Assets
Years ending December 31,	(In thousands)
2023 (remainder)	$308
2024	299
2025	51
2026	1
Total future amortization of amortizable intangible assets	$659

Years ending December 31,	(in thousands)
2023	$478
2024	332
2025	38
2026	—
Total future amortization of amortizable intangible assets	$848